Fair Value Disclosures (Narrative Disclosures) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information
Foreclosed Properties - Supported by Level 3 Valuation	$ 0
Transfer to foreclosed properties	1,397,000	2,218,000	3,119,000
Fair value, assets, level 1 to level 2 transfers	0
Fair value, assets, level 2 to level 1 transfers	0
Fair value, assets, transfers into level 3	0
Fair value, assets, transfers out of level 3	0
Fair value, liabilities, level 1 to level 2 transfers	0
Fair value, liabilities, level 2 to level 1 transfers	0
Fair value, liabilities, transfers into level 3	0
Fair value, liabilities, transfers out of level 3	0
Net losses due to impairment valuation	176,000		621,000
Commercial paper	$ 3,500,000		$ 0
Minimum
Fair Value Inputs, Assets, Quantitative Information
Quantification of unobservable inputs for Level 3 values for impaired loans	13.00%
Maximum
Fair Value Inputs, Assets, Quantitative Information
Quantification of unobservable inputs for Level 3 values for impaired loans	100.00%